Leases: Right-of-use assets and lease obligations (Tables)	12 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Summary of right-of-use assets
The Company’s lease obligations and right-of-use assets are presented below:

	Note	Right-of-use assets
		$
Present value of leases
Balance as at July 1, 2023		22,182
Additions		814
Terminations		(3,239)
Balance at June 30, 2024		19,757
Additions		93
Terminations		(4,504)
Disposal of VoIP Supply LLC	20	(1,149)
Balance at June 30, 2025		14,197
Accumulated depreciation and repayments
Balance as at July 1, 2023		9,030
Depreciation expense		2,870
Terminations		(2,307)
Balance at June 30, 2024		9,593
Depreciation expense		2,564
Terminations		(4,072)
Disposal of VoIP Supply LLC	20	(1,103)
Balance at June 30, 2025		6,982
Net book value as at:
June 30, 2024		10,164
June 30, 2025		7,215
Includes the impact of recognition exemptions including those for short-term and low-dollar value leases; includes the impact of judgment applied with regard to renewal options in the lease terms in which the Company is a lessee.
(2)Right-of-use assets opening balance includes the impact of estimated restoration costs.

Summary of lease obligations

	Note	Lease obligations
		$
Present value of leases
Balance as at July 1, 2023		14,331
Additions		814
Repayments		(3,163)
Accretion expense		394
Terminations		(1,086)
Effects of movements on exchange rates		(6)
Balance at June 30, 2024		11,284
Additions		93
Repayments		(2,924)
Accretion expense		301
Terminations		(502)
Effects of movements on exchange rates		5
Disposal of VoIP Supply LLC	20	(49)
Balance at June 30, 2025		8,208
Lease Obligations - Current		1,456
Lease Obligations - Non-current		6,752
		8,208
Includes the impact of recognition exemptions including those for short-term and low-dollar value leases; includes the impact of judgment applied with regard to renewal options in the lease terms in which the Company is a lessee.
(2)Right-of-use assets opening balance includes the impact of estimated restoration costs.

Summary of amounts recognized in consolidated statements of loss and comprehensive loss related to leases

Amounts recognized in consolidated statements of loss and comprehensive loss	June 30	June 30
	2025	2024
	$	$
Depreciation charge on right-of-use assets	2,564	2,870
Interest expense on lease obligations	301	394
Income from sub-leasing right-of-use assets	(573)	(244)
Expenses relating to leases of low-value assets	526	1,050